SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

In accordance with ASC 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the audited financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On February 14, 2023, the Company held the Extraordinary General Meeting. The shareholders approved the Extension Proposal. Under Cayman Islands law, the amendment to the Charter took effect upon approval of the Extension Proposal. Accordingly, the Company now has until August 23, 2023 to consummate its initial business combination. In connection with the votes to approve the Extension Proposal, the holders of 10,415,452 Class A ordinary shares of the Company properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.49 per share, for an aggregate redemption amount of approximately $109.31 million, leaving approximately $100.59 million in the Trust Account.

In accordance with the provisions of the Business Combination Agreement, as amended, additional fund in the amount of $290,000 were deposited by Seamless to the Trust Account on February 21, 2023, and the required contributions will continue to be deposited on or before the 23rd day of each subsequent calendar month into the Trust Account until August 23, 2023 or such earlier date that the board determines to liquidate INFINT or the date an initial business combination is completed.

SEAMLESS GROUP INC. AND SUBSIDIARIES

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

Seamless Group Inc. and Subsidiaries

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Seamless Group Inc. and Subsidiaries (the “Company”) as of December 31, 2022 and 2021, and the related consolidated statements of operations and comprehensive loss, changes in shareholders’ deficit, and cash flows for each of the years in the two-year period ended December 31, 2022, and the related notes (collectively referred to as the consolidated financial statements). Our audits also included the financial statement schedules in Schedule 1. In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statement schedules listed in Schedule 1, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

Emphasis of Matter

As discussed in Note 2 to the consolidated financial statements, the Company has suffered recurring losses from operations, has a net capital deficiency and a working capital deficiency.. Management’s evaluation of the events and conditions and management’s plans to mitigate these matters are also described in Note 2. Our opinion is not modified with respect to this matter.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

Critical audit matters are matters arising from the current period audit of the consolidated financial statements that were communicated or required to be communicated to those charged with governance and that: (1) relate to accounts or disclosures that are material to the consolidated financial statements and (2) involved our especially challenging, subjective, or complex judgments. We determined that there are no critical audit matters.

MSPC
Certified Public Accountants and Advisors,
A Professional Corporation

We have served as the Company’s auditor since 2022.

New York, New York

March 31, 2023

SEAMLESS GROUP INC. AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEETS

	December 31,
	2022	2021
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	62,798,729	62,754,165
Short-term investments	2,000,000	2,063,003
Restricted cash	6,756,989	6,438,287
Accounts receivable, net	3,067,697	2,880,915
Prepayments to remittance agents	92,485	87,766
Escrow money receivable	4,443,985	2,624,687
Amounts due from related parties	4,483,228	2,891,286
Prepayments, receivables and other assets	31,776,196	22,773,279
Total current assets	115,419,309	102,513,388
Investment in an equity security	100,000	100,000
Equipment and software, net	1,321,621	1,335,092
Right-of-use asset	342,432	116,777
Intangible assets, net	9,849,778	13,383,697
Goodwill	27,001,383	19,229,528
Deferred tax assets	768,617	106,151
Total assets	154,803,140	136,784,633

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Bank overdraft	—	27,861
Borrowings	13,404,390	4,144,402
Receivable factoring	677,640	272,108
Escrow money payable	250,013	154,714
Client money payable	6,250,070	5,729,363
Accounts payable, accruals and other payables	53,159,031	61,399,970
Amounts due to related parties	83,757,317	52,165,395
Convertible bonds	9,192,140	7,561,050
Lease liabilities	174,061	117,203
Total current liabilities	166,864,662	131,572,066
Borrowings	7,879,279	2,104,343
Convertible bonds	—	9,192,140
Deferred tax liabilities	1,616,343	1,986,077
Employee benefit obligation	61,392	—
Other payables	158,895	23,758
Total liabilities	176,580,571	144,878,384

Commitments and contingencies (Note 20)

Mezzanine equity	2,957,948	—
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2022 and 2021)	58,030	58,030
Additional paid-in capital	29,172,373	29,172,373
Accumulated deficit	(76,768,829)	(60,090,694)
Accumulated other comprehensive income	61,298	52,457
Total shareholders’ deficit attributable to Seamless Group Inc.	(47,477,128)	(30,807,834)
Non-controlling interests	22,741,749	22,714,083
Total deficit	(24,735,379)	(8,093,751)
Total liabilities and shareholders’ deficit	154,803,140	136,784,633

The accompanying notes form an integral part of these consolidated financial statements.

SEAMLESS GROUP INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	Years ended December 31,
	2022	2021
	US$	US$

Revenue	55,500,917	57,501,370
Cost of revenue	(39,880,947)	(39,604,341)
Gross profit	15,619,970	17,897,029
Selling expenses	(95,174)	(112,892)
General and administrative expenses	(25,539,467)	(18,163,856)
Loss from operations	(10,014,671)	(379,719)
Finance costs, net	(8,200,112)	(11,539,349)
Other income	3,405,486	2,635,641
Other expenses	(802,634)	(2,848,170)
Loss before income tax	(15,611,931)	(12,131,597)
Income tax expense	(113,782)	(753,703)
Net loss	(15,725,713)	(12,885,300)
Net income attributable to non-controlling interests	(952,422)	(1,963,899)
Net loss attributable to Seamless Group Inc.	(16,678,135)	(14,849,199)

Loss per share, basic and diluted	(0.29)	(0.26)

Shares used in loss per share computation, basic and diluted	58,030,000	58,030,000

Other comprehensive income (loss):
Foreign currency translation adjustments	2,402	26,245
Total comprehensive loss	(15,723,311)	(12,859,055)
Total comprehensive income attributable to non-controlling interests	(966,184)	(1,969,901)
Total comprehensive loss attributable to Seamless Group Inc.	(16,689,495)	(14,828,956)

The accompanying notes form an integral part of these consolidated financial statements.

SEAMLESS GROUP INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ DEFICIT

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

					Accumulated Other Comprehensive Loss
	Number of Shares	Common Shares	Additional Paid-in Capital	Accumulated Deficit	Foreign currency translation adjustments	Remeasurement of post-employee benefits obligation	Total Shareholders’ Deficit	Non-controlling Interests	Total Deficit
Balance at January 1, 2021	58,030,000	58,030	22,488,990	(45,241,495)	21,260	26,912	(22,646,303)	20,048,722	(2,597,581)
Net loss	—	—	—	(14,849,199)	—	—	(14,849,199)	1,963,899	(12,885,300)
Deconsolidation of a subsidiary	—	—	—	—	—	(26,912)	(26,912)	706,414	679,502
Foreign currency translation adjustments	—	—	—	—	31,197	—	31,197	(4,952)	26,245
Equity component of convertible bonds	—	—	6,683,383	—	—	—	6,683,383	—	6,683,383
Balance at January 1, 2022	58,030,000	58,030	29,172,373	(60,090,694)	52,457	—	(30,807,834)	22,714,083	(8,093,751)
Net loss	—	—	—	(16,678,135)	—	—	(16,678,135)	952,422	(15,725,713)
Acquisition of a subsidiary	—	—	—	—	(304)	20,505	20,201	973,494	993,695
Dividend to non-controlling interests	—	—	—	—	—	—	—	(1,912,012)	(1,912,012)
Foreign currency translation adjustments	—	—	—	—	(11,360)	—	(11,360)	13,762	2,402
Balance at December 31, 2022	58,030,000	58,030	29,172,373	(76,768,829)	40,793	20,505	(47,477,128)	22,741,749	(24,735,379)

The accompanying notes form an integral part of these consolidated financial statements.

SEAMLESS GROUP INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS

	Years ended December 31,
	2022	2021
	US$	US$
Cash flows from operating activities:
Net loss	(15,725,713)	(12,885,300)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of discount on convertible bonds	3,438,950	2,814,474
Depreciation of equipment and software	701,262	1,066,303
Depreciation of right-of-use assets	170,443	—
Amortization of intangible assets	3,525,388	4,545,804
Step acquisition of a subsidiary	(2,129,515)	—
Disposal of a subsidiary	—	(988,666)
Deferred income taxes	113,782	(369,734)
Unrealized foreign exchange loss/(gain)	543,277	(1,736,130)
Changes in operating assets and liabilities:
Accounts receivable	255,732	1,067,408
Prepayments to remittance agents	—	2,358,628
Amounts due from related parties	(3,418,880)	(1,031,205)
Prepayments, receivables and other assets	(8,433,545)	(1,764,492)
Escrow money payable	94,918	22,265
Client money payable	544,998	687,862
Accounts payable, accruals and other payables	(9,612,845)	9,023,647
Amounts due to related parties	38,769,225	9,269,653
Lease liabilities	(155,561)	(866)
Net cash provided by operating activities	8,681,916	12,079,651

Cash flows from investing activities:
Purchases of property, plant and equipment	(532,332)	(405,880)
Increase in short-term investments	—	(458)
Acquisition of a subsidiary	(200,000)	—
Net cash used in investing activities	(732,332)	(406,338)

Cash flows from financing activities:
Dividend paid	(1,912,014)	—
(Decrease) increase in bank overdrafts	(27,861)	(16,519)
Proceeds from borrowings	1,481,263	4,737,516
Repayment of borrowings	(2,242,961)	(3,646,097)
Proceeds from receivable factoring	3,230,844	12,648,366
Repayment of receivable factoring	(2,796,291)	(13,348,080)
Repayment of convertible bonds	(3,500,000)	(10,500,000)
Net cash used in financing activities	(5,767,020)	(10,124,814)

Net increase in cash and cash equivalents	2,182,564	1,548,498
Cash and cash equivalents, restricted cash and escrow money receivable at beginning of year	71,817,139	70,268,641
Cash and cash equivalents, restricted cash and escrow money receivable at end of year	73,999,703	71,817,139

Supplemental disclosure of cash flow information:
Interest paid	(1,203,790)	(3,080,380)
Income taxes paid	(1,351,939)	(2,133,391)

The accompanying notes form an integral part of these consolidated financial statements.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Seamless Group Inc [Member]
SUBSEQUENT EVENTS

22 Subsequent events

The Loan of HK$2.5 million (equivalent to US$0.3 million) due and payable on March 28, 2023 has been extended to March 30, 2024 via an agreement signed on March 30, 2023.

The Loan of HK$4.7 million (equivalent to US$0.6 million) due and payable on March 20, 2023   are in negotiation for an extension as of the date of this report.